Details of Significant Accounts - Accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2020
Details of Significant Accounts
Accounts receivable	$ 7,756	$ 6,568	$ 5,509